Transactions with related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Transactions with related parties
Gross written premiums	$ 1,902.7	$ 1,821.0	$ 1,439.3
Receivables due from affiliates	16.1	14.3
Payables due to affiliates	0.9	0.0
Insurance and MGU affiliates, or their subsidiaries
Transactions with related parties
Gross written premiums	$ 88.6	$ 67.9	$ 3.5